Investments in Equity Investees - Summarized Balance Sheets (Details) - Commercial Platform - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018
Consumer Health | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Summarized balance sheet
Current assets	$ 156,675	$ 124,704
Non-current assets	91,427	95,096
Current liabilities	(153,414)	(124,051)
Non-current liabilities	(37,621)	(48,690)
Net assets	57,067	47,059
Non-controlling interests	(737)	(2,518)
Net assets, excluding non-controlling interests	56,330	44,541	$ 119,391	$ 121,984
Prescription Drugs | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Summarized balance sheet
Current assets	154,711	141,268
Non-current assets	87,722	91,098
Current liabilities	(85,533)	(79,533)
Non-current liabilities	(5,963)	(6,074)
Net assets	150,937	146,759
Net assets, excluding non-controlling interests	$ 150,937	$ 146,759	$ 151,340	$ 131,778